Retirement Benefits (Narrative) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011 Defined Benefit Pension [Member]	Dec. 31, 2010 Defined Benefit Pension [Member]	Dec. 31, 2011 Postretirement Benefits Plan [Member]	Dec. 31, 2010 Postretirement Benefits Plan [Member]	Dec. 31, 2009 Postretirement Benefits Plan [Member]	Dec. 31, 2011 Non-Qualified Supplemental Retirement Plan [Member]	Dec. 31, 2010 Non-Qualified Supplemental Retirement Plan [Member]	Dec. 31, 2009 Non-Qualified Supplemental Retirement Plan [Member]	Dec. 31, 2011 Deferred Compensation Plans [Member]	Dec. 31, 2010 Deferred Compensation Plans [Member]	Dec. 31, 2009 Deferred Compensation Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated net (income) loss will be amortized from accumulated other comprehensive loss into net periodic benefit cost		$ 8.5
Estimated prior service cost (credit) will be amortized from accumulated other comprehensive loss into net periodic benefit cost	0.4	0.6
Employer contributions to plans		58.0	6.0	0.3	0.5	0.2
Contributions to pension plans for 2012		0		0.5
Employee pension plan held in StanCorp equity securities as plan assets		0	0
Employer contributions to the plans										10.3	10.0	10.5
Liability for the plans										10.7	10.5
Projected discounted cash flow obligation for postretirement benefit plan				48.5	50.1
Plan assets expected to be returned				None
Expenses towards non-qualified supplemental retirement plan							2.5	2.8	2.1
Other liabilities for non-qualified plan							28.5	26.7
Accumulated other comprehensive loss net of tax							$ 5.7
Eligible participant minimum age, years				40			65
Eligible participant sum of years and service, years				45			90